Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 1,862,951	$ 1,978,809	$ 591,063
Accounts Receivable	50,881	4,226	15,577
Deferred income taxes	153,320	206,283	157,962
Other current assets	35,129	26,042	28,250
Total current assets	2,102,281	2,215,360	792,852
Property and equipment, net of accumulated depreciation of $13,390, $11,608 $6,555 at March 31, 2012, December 31, 2011 and December 31, 2010, respectively.	147,533	149,315	4,019
Intangibles, net of accumulated amortization of $7,766, $7,432 and $6,002 at March 31, 2012, December 31, 2011 and December 31, 2010, respectively.	1,234	1,568	2,736
Deferred income taxes	2,741	2,214	709
Deposits	29,995	29,995	69,400
Total assets	2,283,784	2,398,452	869,716
Liabilities and Shareholder's Equity
Deferred revenue	358,138	335,425	297,158
Income taxes payable	175,285	458,631	100,306
Allowance for refunds and chargebacks	8,291	7,202	2,166
Accrued expenses and other	83,610	173,587	172,282
Total current liabilities	625,324	974,845	571,912
Shareholder's equity:
Preferred stock, $0.001 par value, 5,000,000 shares authorized, no shares issued or outstanding at Mach 31, 2012 and December 31, 2011
Common stock, $0.001 par value, 50,000,000 shares authorized,13,841,500 shares issued and outstanding at March 31, 2012 and December 31, 2011; and 13,440,000 shares issued and outstanding at December 31, 2010	13,842	13,842	13,440
Additional paid in capital	306,952	276,924	57,155
Retained earnings	1,337,666	1,132,841	227,209
Total shareholder's equity	1,658,460	1,423,607	297,804
Total liabilities and shareholder's equity	$ 2,283,784	$ 2,398,452	$ 869,716